Cover	Nov. 16, 2021
Cover [Abstract]
Entity Registrant Name	CORPORATE UNIVERSE, INC.
Entity Central Index Key	0001450307
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Nov. 16, 2021
Entity File Number	000-56271
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	85-2004545
Entity Address Address Line 1	2093 Philadelphia Pike #8334
Entity Address City Or Town	Claymont
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19703
City Area Code	302
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	273-1150